Subsequent Events (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)			1 Months Ended
	Jan. 18, 2023	Jan. 09, 2023	Nov. 23, 2022
Sponsor amount	$ 75,000	$ 100,000	$ 156,000
Price per warrant	$ 1.00	$ 1.00	$ 1.00